Note 47 - Related-Party Transactions - Balances Arising From Transactions With Entities Of The Group (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	€ 14,842,000,000	€ 13,649,000,000
Loans and Advances to customers	387,212,000,000	382,360,000,000
Deposits from credit institutions	32,356,000,000	28,751,000,000
Customer deposits	402,184,000,000	384,219,000,000
Debt certificates, at amortized cost	64,421,000,000	63,963,000,000
Contingent Commitments	38,563,000,000	39,209,000,000
Financial guarantees given	10,989,000,000	10,984,000,000
Assets Member [Member]
Disclosure Of Transactions Between Related Parties Line Items
Loans and advances to banks	61,000,000	26,000,000
Loans and Advances to customers	1,909,000,000	1,682,000,000
Liabilities Member
Disclosure Of Transactions Between Related Parties Line Items
Deposits from credit institutions	1,000,000	3,000,000
Customer deposits	859,000,000	453,000,000
Debt certificates, at amortized cost	0	0
Memorandum Accounts [Member]
Disclosure Of Transactions Between Related Parties Line Items
Contingent Commitments	156,000,000	166,000,000
Other Commitments Given	1,397,000,000	1,042,000,000
Financial guarantees given	€ 50,000,000	€ 106,000,000